INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Book loss	$ (1,277,100)	$ (1,111,900)
Other nondeductible expenses	678,700	676,800
Related party accrual
Valuation allowance	598,400	435,100